Risk Management	12 Months Ended
Dec. 31, 2021
Risk Management

5	Risk Management

5.1	Financial Risk Management

Financial risk factors

The Company's activities are affected by Brazilian economic scenario, making it exposed to market risk (exchange rate and interest rate), credit risk and liquidity risk. Financial risk management is focused on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The Company has not utilized derivative instruments in any of the reported periods.

(a)	Market risk

Foreign currency risk

Foreign exchange exposure implies market risks associated with currency fluctuations, since the Company has foreign currency-denominated liabilities, arising from long-term funding, in development institutions, at more attractive interest rates, in U.S. dollars and Yen

The management of currency exposure considers several current and projected economic factors, besides market conditions.

This risk arises from the possibility that the Company may incur in losses due to exchange rate fluctuations that would impact liability balances of foreign currency-denominated borrowings and financing raised in the market and related financial expenses. The Company does not maintain hedge or swap contracts or any derivative financial instrument to hedge against this risk.

Part of the financial debt, totaling R$ 3.321.489 as of December 31, 2021 (R$ 3,563,170 as of December 31, 2020), is indexed to the U.S. dollar and Yen. The exposure to exchange risk is as follows:

	December 31, 2021		December 31, 2020
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$

Borrowings and financing – US$	163,538	912,624	167,479	870,338
Borrowings and financing – Yen	49,324,813	2,390,774	52,969,560	2,671,255
Interest and charges from borrowings and financing – US$		4,121		5,540
Interest and charges from borrowings and financing – Yen		13,970		16,037
Total exposure		3,321,489		3,563,170
Borrowing cost – US$		(22,486)		(12,342)
Borrowing cost – Yen		(2,850)		(2,966)
Total foreign-currency denominated borrowings (Note 17)		3,296,153		3,547,862

The 7.1% decrease in foreign currency-denominated debt from December 31, 2020 to December 31, 2021 results from the amortization of debt installments.

The table below shows the exchange rate variation for the period:

	December 31, 2021	December 31, 2020	Variation
US$	R$ 5.5805	R$ 5.1967	7.4%
Iene	R$ 0.04847	R$ 0.05043	-3.9%

In 2021, there was a decrease in the liabilities of borrowings and financing contracts, in the amount of R$ 251,709 (in 2020 - R$ 2,811 increase), related to the exchange rate variation of loan and financing agreements. As of December 31, 2021, if the Brazilian real had depreciated or appreciated by 10 percentage points, in addition to the impacts mentioned above, against the U.S. dollar and Yen with all other variables held constant, effects on results before taxes on the year would have been R$ 332,149 (R$ 356,317 as of December 31, 2020), lower or higher, mainly as a result of exchange losses or gains on the translation of foreign currency-denominated loans.

The probable scenario below presents the effect in the income statements for the next 12 months considering the projection of the U.S. dollar and the yen.

The Company understands that the scenario presented is reasonable, given the instability of the Brazilian real against the U.S. dollar and the Yen.

Scenario I (Probable)
(*)
Net currency exposure as of December 31, 2021 in US$ - Liabilities	163,538

US$ rate as of December 31, 2021	5.5805
Exchange rate estimated according to the scenario	5.6000
Difference between the rates	(0.0195)

Effect on the net financial result R$ - gain/(loss)	(3,189)

Net currency exposure as of December 31, 2021 in Yen - Liabilities	49,324,813

Yen rate as of December 31, 2021	0.04847
Exchange rate estimated according to the scenario	0.05093
Difference between the rates	(0.00246)

Effect on the net financial result R$ - gain/(loss)	(121,339)

Total effect on the net financial result in R$ - gain/(loss)	(124,528)

(*) For the probable scenario in U.S. dollar, the exchange rate estimated for December 31, 2022 was used, according to the BACEN Focus Report of December 31, 2021. For the Yen, the exchange rate estimated for December 31, 2022 was used, according to B3’s Reference Rates report of December 31, 2021.

Interest rate risk

This risk arises from the possibility that the Company could incur losses due to fluctuations in interest rates, increasing the financial expenses related to borrowings and financing.

The Company has not entered into any derivative contract to hedge against this risk; however continually monitors market interest rates, in order to evaluate the possible need to replace its debt.

The table below provides the Company's borrowings and financing subject to variable interest rates:

	December 31, 2021	December 31, 2020
CDI(i)	7,612,299	7,836,988
TR(ii)	1,638,079	1,619,416
IPCA(iii)	3,019,459	2,176,547
TJLP(iv)	1,478,740	1,517,657
LIBOR(v)	912,626	870,337
Interest and charges	243,696	164,439
Total	14,904,899	14,185,384

(i)	CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR – Interest Benchmark Rate
(iii)	IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	LIBOR – London Interbank Offered Rate

Another risk to which the Company is exposed, is the mismatch of monetary restatement indices of its debts with those of its service revenues. Tariff adjustments of services provided by the Company do not necessarily follow the increases in the inflation indexes to adjust borrowings, financing and interest rates affecting indebtedness

As of December 31, 2021, if interest rates on borrowings and financing had been 1 percentage point higher or lower with all other variables held constant, the effects on profit before taxes would have been R$ 149,049
(R$ 141,854 as of December 31, 2020) lower or higher, mainly as a result of lower or higher interest expense on floating rate borrowings and financing.

(b)       Credit risk

Credit risk arises from cash and cash equivalents, financial investments, as well as credit exposures to wholesale basis and retail customers, including outstanding accounts receivable, restricted cash and accounts receivable from related parties. Credit risk exposure to customers is mitigated by sales to a dispersed base.

The maximum exposures to credit risk as of December 31, 2021 is the carrying amount of instruments classified as cash and cash equivalents, financial investments, restricted cash, trade receivables and accounts receivable from related parties in the balance sheet date. See additional information in Notes 7, 8, 9, 10 and 11.

Regarding the financial assets held with financial institutions, the credit quality was assessed by reference to external credit ratings (if available) or to historical information about the bank’s default rates. For the credit quality of the banks, such as deposits and financial investments, the Company considers the lower rating published by three main international rating agencies (Fitch, Moody's and S&P), according to internal policy of market risk management:

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AA(bra)	AAA.br	-
Banco Santander Brasil S/A	-	AAA.br	brAAA
Brazilian Federal Savings Bank	AA(bra)	AAA.br	brAAA
Banco Bradesco S/A	AAA(bra)	AAA.br	brAAA
Itaú Unibanco Holding S/A	AAA(bra)	AAA.br	brAAA
Banco BV	-	AA.br	brAAA
Banco BTG Pactual S/A	AA(bra)	AAA.br	brAA+

The table below shows the rating assessment released by the Fitch agency, for deposit transactions and financial investments in local currency (R$ - domestic rating):

	December 31, 2021	December 31, 2020
Cash and cash equivalents and financial investments
AA(bra)	1,905,810	2,662,685
AAA(bra)	970,474	891,243
Other (*)	275,030	253,619
	3,151,314	3,807,547

(*)	This category includes current accounts and financial investmets in banks referring to Banco BV in the amount of R$ 262,465 (R$ 253,066 in 2020), which are not rated by Fitch.

(c)       Liquidity risk

Liquidity is primarily reliant upon cash provided by operating activities and borrowings and financing obtained in the local and international capital markets, as well as the payment of debts. The liquidity risk management considers the assessment of its liquidity requirements to ensure it has sufficient cash to meet its operating and capital expenditures needs, as well as the payment of debts.

The funds held by the Company are invested in interest-bearing current accounts, time deposits and securities, selecting instruments with appropriate maturity or liquidity sufficient to provide margin as determined by projections mentioned above.

The table below shows the financial liabilities of the Company, by relevant maturities, including the installments of principal and future interest to be paid according to the agreement. Future interest was calculated based on the contractual clauses for all agreements. For agreements with floating interest rate, the interest rates used correspond to the base dates above.

	2022	2023	2024	2025	2026	2027 onwards	Total
As of December 31, 2021

Liabilities
Borrowings and financing	2,767,867	2,749,335	2,939,155	2,976,535	2,721,792	12,484,891	26,639,575
Trade payables and contractors	236,763	—	—	—	—	—	236,763
Services payable	469,027	—	—	—	—	—	469,027
Public-Private Partnership – PPP	429,942	430,440	379,684	351,586	351,586	4,068,466	6,011,704
Program Contract Commitments	77,465	36,442	1,126	1,126	1,126	12,983	130,268

Cross default

The Company has borrowings and financing agreements including cross default clauses, e.g., the early maturity of any debt, may imply the early maturity of these agreements. The indicators are continuously monitored in order to avoid the execution of these clauses and the more restrictive are showed in Note 17 (c).

(d)       Sensitivity analysis on interest rate risk

The table below shows the sensitivity analysis of the financial instruments, prepared in accordance with IFRS 7, in order to evidence the balances of main financial assets and liabilities, calculated at a rate projected for the twelve-month period after December 31, 2021, or until the final settlement of each contract, whichever is shorter, considering a likely scenario.

The purpose of the sensitivity analysis is to measure the impact of changes in the market over the financial instruments, considering constant all other variables. In the time of settlement the amounts can be different from those presented, due to the estimates used in the measurement.

December 31, 2021
Indicators	Exposure	Scenario I (Probable)

Assets
CDI	1,533,614	11.79%(**)
Financial income		180,813

Liabilities
CDI	(7,612,299)	11.79%(**)
Interest to be incurred		(897,490)

CDI net exposure	(6,078,685)	(716,677)

Liabilities
TR	(1,638,079)	0.0276%(**)
Expenses to be incurred		(452)

IPCA	(3,019,459)	5.0302%(*)
Expenses to be incurred		(151,885)

TJLP	(1,478,740)	6.4400%(***)
Interest to be incurred		(95,231)

LIBOR	(912,626)	0.536%(**)
Interest to be incurred		(4,892)

Total expenses to be incurred, net		(969,137)

(*)	Source: Focus-BACEN Report of December 31, 2021
(**)	Source: B3 of December 31, 2021
(***)	Source: LCA Consultores of December 31, 2021

5.2	Capital management

The Company’s objectives when managing capital are ensure its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

Capital is monitored based on the leverage ratio, which corresponds to net debt divided by total capital (shareholders and providers of capital). Net debt corresponds to total borrowings and financing less cash and cash equivalents and financial investments. Total capital is calculated as total equity as shown in the statement of the financial position plus net debt.

	December 31, 2021	December 31, 2020

Total borrowings and financing (Note 17)	17,723,836	17,258,624
(-) Cash and cash equivalents (Note 7)	(717,929)	(396,401)
(-) Financial investments (Note 8)	(2,433,385)	(3,411,146)

Net debt	14,572,522	13,451,077
Total equity	24,931,859	22,793,704

Total capital (shareholders + providers of capital)	39,504,381	36,244,781

Leverage ratio	37%	37%

As of December 31, 2021, the leverage ratio remained at 37% compared to December 31, 2020, mainly due to the increase in total equity, resulting from the profit of December 31, 2021, mitigated by the decrease in cash and cash equivalents.

5.3	Fair value estimates

The Company considers that balances from trade receivables (current) and trade payables and contractors by carrying amount, less impairment approximate their fair values, considering the short maturity. Long-term trade receivables also approximate their fair values, as they will be adjusted by inflation and/or will bear contractual interest rates over time.

5.4	Financial instruments

The Company did not have financial assets classified as fair value through other comprehensive income and fair value through profit or loss. The Company’s financial instruments included in the amortized cost category comprise cash and cash equivalents, restricted cash, trade receivables, balances with related parties, other receivables, and balances receivable from the Water and Basic Sanitation National Agency – ANA, trade payables and contractors, borrowings and financing, services payable, balances payable deriving from the Public Private Partnership-PPP and program contract commitments, which are non-derivative financial assets and liabilities with fixed or determinable payments, not quoted in an active market, except for cash equivalents and financial investments.

The estimated fair values of the financial instruments are as follows:

Financial assets

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	717,929	717,929	396,401	396,401
Financial investments	2,433,385	2,433,385	3,411,146	3,411,146
Restricted cash	28,467	28,467	35,742	35,742
Trade receivables	2,918,311	2,918,311	2,450,986	2,450,986
Water and Basic Sanitation National Agency – ANA	20,666	20,666	26,463	26,463
Other assets	226,242	226,242	246,110	246,110

Additionally, SABESP has financial instrument assets receivables from related parties, in the amount of R$818,552 as of December 31, 2021 (R$806,645 as of December 31, 2020), which were calculated in accordance with the conditions negotiated between related parties. The conditions and additional information referring to these financial instruments are disclosed in Note 11 to the financial statements. Part of this balance, in the amount of R$741,910 (R$732,391 as of December 31, 2020), refers to reimbursement of additional retirement and pension plan - G0 and is indexed by IPCA plus simple interest of 0.5% p.m. This interest rate approximates that one practiced by federal government bonds (NTN-b) with terms similar to those of related-party transactions.

Financial liabilities

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	17,723,836	17,947,954	17,258,624	17,702,649
Trade payables and contractors	236,763	236,763	263,741	263,741
Services payable	469,027	469,027	453,750	453,750
Program contract commitments	122,647	122,647	231,480	231,480
Public-Private Partnership - PPP	3,060,185	3,060,185	3,175,273	3,175,273

To obtain fair value of borrowings and financing, the following criteria have been adopted:

(i)	Agreements with CEF (Brazilian Federal Savings Bank) were projected until their final maturities, at the average interest rate plus TR x DI and the average contractual term, were adjusted to present value by a funding rate specific for the Company in similar contracts, plus TR x DI, on the end of the reporting period. TR x DI rates were obtained with B3.

(ii)	The debentures were projected up to the final maturity date according to contractual rates (IPCA, DI, TJLP or TR), and adjusted to present value considering the future interest rate published by ANBIMA in the secondary market, or by equivalent market rates, or the Company’s shares traded in the Brazilian market.

(iii)	Financing – BNDES corresponds to instruments valued at their carrying amount restated until the maturity date, and are indexed by the long-term interest rate (TJLP).

These financings have specific characteristics and conditions defined in the financing agreements with BNDES, between independent parties, and reflect the conditions for these types of financing. Brazil does not have a consolidated market of long-term debts with the same characteristics of BNDES financing; thus, the offering of credit to the entities in general, with such long-term characteristics, is usually restricted to BNDES.

(iv)	Other financings in local currency are considered by carrying the amount restated until the maturity date, adjusted to present value at future market interest rates. The future rates used were obtained on the website of B3.

(v)	Agreements with IDB and IBRD were projected until final maturity in origin currency, using the contracted interest rates + Libor’s future rate, adjusted to present value using the exchange coupon curve obtained with B3, plus future LFT, disclosed by ANBIMA in the secondary market. All the amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2021.

(vi)	Agreements with JICA were projected until final maturity in origin currency, using the contracted interest rates, translated to the U.S. dollar and adjusted to present value using the exchange coupon curve obtained with B3, plus future LFT, disclosed by ANBIMA in the secondary market. The amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2021.

(vii)	Lease and finance lease based on IFRS 16 correspond to instruments valued at their carrying amount restated until the maturity date, and are indexed by a fixed contractual rate. Thus, the Company discloses the amount recorded as of December 31, 2021 as market value.

Financial instruments referring to financial investments and borrowings and financing are classified as Level 2 in the fair value hierarchy.

Considering the nature of other financial instruments, assets and liabilities, the balances recognized in the statement of financial position approximate the fair values, except for borrowings and financing, considering the maturities close to the end of the reporting date, comparison of contractual interest rates with market rates in similar operations at the end of the reporting period, their nature and maturity terms.